Consolidated Statement of Shareholders' Equity (USD $)	Common Stock [Member]	Contributed Surplus [Member]	Warrants [Member]	Acc. Deficit [Member]	Total
Beginning Balance at Sep. 30, 2010	$ 74,742	$ 1,101	$ 6,547	$ (4,620)	$ 77,769
Beginning Balance (Shares) at Sep. 30, 2010	317,583,611
Common shares issued on exercise of stock options	101				101
Common shares issued on exercise of stock options (Shares)	340,750
Contributed surplus effect on exercise of options	31	(31)
Common shares issued on exercise of warrants	33,946				33,946
Common shares issued on exercise of warrants (Shares)	38,624,362
Original warrant valuation effect on exercise of warrants	3,714		(3,714)
Common shares issued to acquire property	1,890				1,890
Common shares issued to acquire property (Shares)	2,700,018
Stock-based compensation		1,877			1,877
Net Income (Loss)				(13,761)	(13,761)
Ending Balance at Sep. 30, 2011	114,424	2,947	2,833	(18,381)	101,823
Ending Balance (Shares) at Sep. 30, 2011	359,248,741
Common shares issued on exercise of stock options	80				80
Common shares issued on exercise of stock options (Shares)	386,667
Contributed surplus effect on exercise of options	37	(37)
Common shares issued on exercise of warrants		1,665	(1,665)
Stock-based compensation		306			306
Net Income (Loss)				(27,631)	(27,631)
Ending Balance at Sep. 30, 2012	114,541	4,880	1,168	(46,012)	74,577
Ending Balance (Shares) at Sep. 30, 2012	359,635,408
Stock-based compensation		236			236
Net Income (Loss)				(4,511)	(4,511)
Ending Balance at Sep. 30, 2013	$ 114,541	$ 5,117	$ 1,168	$ (50,523)	$ 70,303
Ending Balance (Shares) at Sep. 30, 2013	359,635,408